FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current	R$ 642,715	R$ 911,378
Non-current	25,257	169,977
Investment [Member]
IfrsStatementLineItems [Line Items]
Current	270,318	50,787
Non-current	25,257	27,554
Usiminas Shares [Member]
IfrsStatementLineItems [Line Items]
Current	R$ 372,397	860,591
Bond [Member]
IfrsStatementLineItems [Line Items]
Non-current		R$ 142,423